Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Property, Plant and Equipment Estimated Useful Life	Within the property, plant and equipment, the value for construction in process is included within the manufacturing equipment.
Category	Estimated useful life
Leasehold improvements	1-3 years
Manufacturing equipment	3 – 10 years
Computer and electronic equipment	3 – 5 years
Office equipment	2 – 4 years
Motor vehicles	3 – 4 years
Within the property, plant and equipment, the value for construction in process is included within the manufacturing equipment.
Category	Estimated useful life
Leasehold improvements	1-3 years
Manufacturing equipment	3 – 10 years
Computer and electronic equipment	3 – 5 years
Office equipment	2 – 4 years
Motor vehicles	3 – 4 years

Schedule of Amounts and Percentages of Total Revenues

The following table sets forth a breakdown of our revenues, in absolute amounts and percentages of total revenues for the six months ended June 30, 2023 and 2024,

	For the Six Months Ended June 30,
	2023		2024
	RMB	%	RMB	US$	%
	(in thousands, except for percentages)
	(Unaudited)
Sourcing services	1,435	75.7	75	10	0.6
Product sales	-	-	12,389	1,705	93.9
Battery-swapping services	461	24.3	726	100	5.5
Total revenues	1,896	100.0	13,190	1,815	100.0

The following table sets forth a breakdown of the Group’s revenues, in absolute amounts and percentages of total revenues for the years presented:

	For the Years Ended December 31,
	2021		2022		2023
	RMB	%	RMB	%	RMB	US$	%
Sourcing services	1,394	17.4	4,428	56.8	1,513	213	7.7
Product sales	6,616	82.6	3,061	39.3	17,062	2,403	86.3
Battery-swapping services	-	-	307	3.9	1,189	167	6.0
Total revenues	8,010	100.0	7,796	100.0	19,764	2,783	100.0